SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Statement of comprehensive income [abstract]
Revenues		$ 6,482	$ 5,429	$ 12,783	$ 10,821
Net income (loss) attributable to partnership		44	69	(17)	194
Statement of financial position [abstract]
Current assets		10,934		10,934		$ 11,978
Non-current assets		111,014		111,014		116,172
Current liabilities		12,305		12,305		15,260
Non-current liabilities		77,120		77,120		77,350
Redeemable Partnership Units held by Brookfield		1,834		1,834		2,017
BIPC exchangeable shares and class A.2 exchangeable shares		1,314		1,314		1,440
Exchangeable units	[1]	54		54		61
Perpetual subordinated notes		293		293		293
In operating subsidiaries		23,862		23,862		26,086
Preferred unitholders		729		729		729
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income (loss) attributable to partnership		(24)	(6)	(110)	20
Statement of financial position [abstract]
Current assets		0		0		0
Non-current assets		5,435		5,435		5,911
Current liabilities		0		0		0
Non-current liabilities		0		0		0
Redeemable Partnership Units held by Brookfield		0		0		0
BIPC exchangeable shares and class A.2 exchangeable shares		0		0		0
Exchangeable units		0		0		0
Perpetual subordinated notes		0		0		0
In operating subsidiaries		0		0		0
Preferred unitholders		0		0		0
The Fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income (loss) attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0		0
Non-current assets		0		0		0
Current liabilities		0		0		0
Non-current liabilities		4,096		4,096		4,212
Redeemable Partnership Units held by Brookfield		0		0		0
BIPC exchangeable shares and class A.2 exchangeable shares		0		0		0
Exchangeable units		0		0		0
Perpetual subordinated notes		0		0		0
In operating subsidiaries		0		0		0
Preferred unitholders		0		0		0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income (loss) attributable to partnership		(15)	0	(26)	0
Statement of financial position [abstract]
Current assets		0		0		0
Non-current assets		4,645		4,645		4,604
Current liabilities		0		0		0
Non-current liabilities		525		525		458
Redeemable Partnership Units held by Brookfield		0		0		0
BIPC exchangeable shares and class A.2 exchangeable shares		0		0		0
Exchangeable units		0		0		0
Perpetual subordinated notes		0		0		0
In operating subsidiaries		0		0		0
Preferred unitholders		0		0		0
Subsidiaries of our partnership other than the fincos and BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income (loss) attributable to partnership		59	69	9	194
Statement of financial position [abstract]
Current assets		0		0		0
Non-current assets		8,637		8,637		9,520
Current liabilities		0		0		0
Non-current liabilities		0		0		0
Redeemable Partnership Units held by Brookfield		0		0		0
BIPC exchangeable shares and class A.2 exchangeable shares		0		0		0
Exchangeable units		0		0		0
Perpetual subordinated notes		0		0		0
In operating subsidiaries		0		0		0
Preferred unitholders		0		0		0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		6,482	5,429	12,783	10,821
Net income (loss) attributable to partnership		24	$ 6	110	$ (20)
Statement of financial position [abstract]
Current assets		10,934		10,934		11,978
Non-current assets		92,297		92,297		96,137
Current liabilities		12,305		12,305		15,260
Non-current liabilities		72,499		72,499		72,680
Redeemable Partnership Units held by Brookfield		1,834		1,834		2,017
BIPC exchangeable shares and class A.2 exchangeable shares		1,314		1,314		1,440
Exchangeable units		54		54		61
Perpetual subordinated notes		293		293		293
In operating subsidiaries		23,862		23,862		26,086
Preferred unitholders		$ 729		$ 729		$ 729

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.